Supplemental Guarantor Information	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Supplemental Guarantor Information
Note 22. Supplemental Guarantor Information
Interim Condensed Consolidating Financial Information
The following consolidating information presents condensed consolidating statements of financial position as of June 30, 2020 and December 31, 2019 and condensed consolidating statements of income, other comprehensive income and cash flows for each of the six month periods ended June 30, 2020 and 2019 of the Company and Propimex, S. de R.L. de C.V., Comercializadora la Pureza de Bebidas, S. de R.L. de C.V., Controladora Interamericana de Bebidas, S. de R.L. de C.V., Grupo Embotellador CIMSA, S. de R.L. de C.V., Refrescos Victoria del Centro, S. de R.L. de C.V., Distribuidora y Manufacturera del Valle de Mexico, S. de R.L. de C.V (as successor guarantor of Servicios Integrados Inmuebles del Golfo, S. de R.L. de C.V.) and Yoli de Acapulco, S. de R. L. de C.V. (the Guarantors).
These statements are prepared in accordance with IFRS, as issued by the IASB, with the exception that the subsidiaries are accounted for as investments under the equity method rather than being consolidated. The guarantees of the Guarantors are full and unconditional.
The accounting policies applied in the preparation of the condensed financial statements is the same as those used in the preparation of the consolidated financial statements (see Note 3).
The Company’s consolidating condensed financial information for the (i)
 Coca-Cola FEMSA as a Parent
; (ii) its 100% owned guarantors subsidiaries (on standalone basis), which are wholly and unconditional guarantors under both prior years debt and current year debt referred to as “Senior Notes” in Note 12; (iii) the combined non-guarantor
subsidiaries; iv) eliminations and v) the Company’s consolidated financial statements are as follows:

	Parent		Combined Wholly-owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Unaudited
	Consolidated Statement of Financial Position As of June 30, 2020
Assets:
Current assets:
Cash and cash equivalents	Ps.	21,327	Ps.	9,345	Ps.	10,801	Ps.	—	Ps.	41,473
Accounts receivable, net		23,315		27,356		43,141		(84,627)		9,185
Inventories		—		1,630		8,337		—		9,967
Recoverable taxes		226		1,339		3,576		—		5,141
Other current assets and other current financial assets		31		328		4,333		—		4,692

Total current assets		44,899		39,998		70,188		(84,627)		70,458

Non-current assets:
Investments in other entities		139,237		116,393		2,637		(249,776)		8,491
Rights of use assets		—		512		713		—		1,225
Property, plant and equipment, net		—		18,650		42,626		—		61,276
Intangible assets, net		28,863		37,284		43,192		—		109,339
Deferred tax assets		5,160		2,260		3,913		—		11,333
Other non-current assets and other non-current financial assets		36,878		7,122		8,869		(43,090)		9,779
Total non-current assets		210,138		182,221		101,950		(292,866)		201,443

Total assets	Ps.	255,037	Ps.	222,219	Ps.	172,138	Ps.	(377,493)	Ps.	271,901

Liabilities:
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt	Ps.	13,649	Ps.	—	Ps.	3,598	Ps.	—	Ps.	17,247
Current portion of lease liabilities		—		145		348		—		493
Interest payable		654		—		28		—		682
Suppliers		16		8,250		8,011		(64)		16,213
Other current liabilities		32,579		37,564		37,868		(84,563)		23,448

Total current liabilities		46,898		45,959		49,853		(84,627)		58,083

Non-current liabilities:
Bank loans and notes payable		73,458		—		581		—		74,039
Lease liabilities		—		369		448		—		817
Other non-current liabilities		16,405		36,923		2,841		(43,090)		13,079

Total non-current liabilities		89,863		37,292		3,870		(43,090)		87,935

Total liabilities		136,761		83,251		53,723		(127,717)		146,018

Equity:
Equity attributable to equity holders of the parent		118,276		138,968		112,586		(249,776)		120,054
Non-controlling interest in consolidated subsidiaries		—		—		5,829		—		5,829

Total equity		118,276		138,968		118,415		(249,776)		125,883

Total liabilities and equity	Ps.	255,037	Ps.	222,219	Ps.	172,138	Ps.	(377,493)	Ps.	271,901

	Parent		Combined Wholly- owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Consolidated Statement of Financial Position As of December 31, 2019
Assets:
Current assets:
Cash and cash equivalents	Ps.	9,849	Ps.	4,464	Ps.	6,178	Ps.	—	Ps.	20,491
Accounts receivable, net		18,832		28,528		59,730		(91,614)		15,476
Inventories		—		1,462		9,076		—		10,538
Recoverable taxes		189		1,474		5,904		—		7,567
Other current assets and other current financial assets		188		522		2,014		—		2,724

Total current assets		29,058		36,450		82,902		(91,614)		56,796

Non-current assets:
Investments in other entities		153,782		147,846		3,571		(295,448)		9,751
Rights of use assets		—		594		788		—		1,382
Property, plant and equipment, net		—		19,130		42,057		—		61,187
Intangible assets, net		27,608		36,501		47,941		—		112,050
Deferred tax assets		4,411		2,208		3,813		—		10,432
Other non-current assets and other non-current financial assets		22,697		5,742		19,663		(41,861)		6,241
Total non-current assets		208,498		212,021		117,833		(337,309)		201,043

Total assets	Ps.	237,556	Ps.	248,471	Ps.	200,735	Ps.	(428,923)	Ps.	257,839

Liabilities:
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt	Ps.	9,421	Ps.	—	Ps.	2,064	Ps.	—	Ps.	11,485
Current portion of lease liabilities		—		143		340		—		483
Interest payable		422		—		17		—		439
Suppliers		11		3,735		16,225		(139)		19,832
Other current liabilities		33,151		48,249		28,846		(91,475)		18,771

Total current liabilities		43,005		52,127		47,492		(91,614)		51,010

Non-current liabilities:
Bank loans and notes payable		57,455		—		1,037		—		58,492
Lease liabilities		—		452		448		—		900
Other non-current liabilities		14,161		36,797		8,653		(41,859)		17,752

Total non-current liabilities		71,616		37,249		10,138		(41,859)		77,144

Total liabilities		114,621		89,376		57,630		(133,473)		128,154

Equity:
Equity attributable to equity holders of the parent		122,935		159,095		136,354		(295,450)		122,934
Non-controlling interest in consolidated subsidiaries		—		—		6,751		—		6,751

Total equity		122,935		159,095		143,105		(295,450)		129,685

Total liabilities and equity	Ps.	237,556	Ps.	248,471	Ps.	200,735	Ps.	(428,923)	Ps.	257,839

	Parent		Combined Wholly-owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Unaudited Condensed consolidating income statements: For the six-months periods ended June 30, 2020
Total revenues	Ps.	1	Ps.	44,722	Ps.	69,881	Ps.	(26,263)	Ps.	88,341
Cost of goods sold		—		24,835		46,221		(22,463)		48,593

Gross profit		1		19,887		23,660		(3,800)		39,748
Administrative expenses		222		1,480		3,535		(1,504)		3,733
Selling expenses		—		10,805		15,941		(2,347)		24,399
Other expenses (income), net		(9)		712		809		—		1,512
Interest expense, net		3,160		1,618		(651)		8		4,135
Foreign exchange (gain) loss, net		940		(200)		(1,233)		—		(493)
Other financing (gain) expense income, net		—		—		(176)		—		(176)
Income taxes		(914)		1,700		1,305		—		2,091
Share in the profit of equity accounted investees, net of tax		8,056		2,677		(140)		(10,737)		(144)

Consolidated Net income	Ps.	4,658	Ps.	6,449	Ps.	3,990	Ps.	(10,694)	Ps.	4,403

Attributable to:
Equity holders of the parent		4,658		6,449		4,246		(10,694)		4,659
Non-controlling interest		—		—		(256)		—		(256)

Consolidated Net income	Ps.	4,658	Ps.	6,449	Ps.	3,990	Ps.	(10,694)	Ps.	4,403

	Parent		Combined Wholly-owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Unaudited Condensed consolidating income statements: For the six-months periods ended June 30, 2019
Total revenues	Ps.	1	Ps.	47,594	Ps.	75,878	Ps.	(29,029)	Ps.	94,444
Cost of goods sold		—		27,455		48,538		(24,644)		51,349

Gross profit		1		20,139		27,340		(4,385)		43,095
Administrative expenses		445		1,662		3,844		(1,566)		4,385
Selling expenses		—		11,690		16,708		(2,820)		25,578
Other expenses (income), net		2		183		855		—		1,040
Interest expense, net		2,325		1,931		(1,332)		—		2,924
Foreign exchange (gain) loss, net		(190)		45		344		—		199
Other financing (gain) expense income, net		—		—		30		—		30
Income taxes		(423)		1,351		1,591		—		2,519
Share in the profit of equity accounted investees, net of tax		8,244		5,559		32		(13,899)		(64)

Consolidated Net income	Ps.	6,086	Ps.	8,836	Ps.	5,332	Ps.	(13,898)	Ps.	6,356

Attributable to:
Equity holders of the parent		6,086		8,836		5,063		(13,898)		6,087
Non-controlling interest		—		—		269		—		269

Consolidated Net income	Ps.	6,086	Ps.	8,836	Ps.	5,332	Ps.	(13,898)	Ps.	6,356

	Parent		Wholly-owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Unaudited Condensed consolidating statements of comprehensive income For the six-months periods ended June 30, 2020
Consolidated net income	Ps.	4,658	Ps.	6,449	Ps.	3,990	Ps.	(10,694)	Ps.	4,403

Other comprehensive income, net of taxes:
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes		1,293		599		(1,142)		599		1,349
Exchange differences on translation of foreign operations		1,611		4,098		889		(5,709)		889

Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:		2,904		4,697		(253)		(5,110)		2,238

Items not to be reclassified to profit or loss in subsequent periods:
Remeasurements of the net defined benefit liability, net of taxes		(233)		(26)		(677)		702		(234)

Net other comprehensive income (loss) not being reclassified to profit or loss in subsequent periods:		(233)		(26)		(677)		702		(234)

Total comprehensive income (loss), net of tax		2,671		4,671		(930)		(4,408)		2,004

Consolidated comprehensive income (loss) for the year, net of tax	Ps.	7,329	Ps.	11,120	Ps.	3,060	Ps.	(15,102)	Ps.	6,407

Attributable to:
Equity holders of the parent	Ps.	7,329	Ps.	11,120	Ps.	3,982	Ps.	(15,102)	Ps.	7,329
Non-controlling interest		—		—		(922)		—		(922)

Consolidated comprehensive income (loss) for the year, net of tax	Ps.	7,329	Ps.	11,120	Ps.	3,060	Ps.	(15,102)	Ps.	6,407

	Parent		Wholly-owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Unaudited Condensed consolidating statements of comprehensive income For the six-months periods ended June 30, 2019
Consolidated net income	Ps.	6,086	Ps.	8,836	Ps.	5,332	Ps.	(13,898)	Ps.	6,356

Other comprehensive income, net of taxes:
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes		(619)		209		(444)		209		(645)
Exchange differences on translation of foreign operations		(719)		(9,484)		(825)		10,203		(825)

Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:		(1,338)		(9,275)		(1,269)		10,412		(1,470)

Items not to be reclassified to profit or loss in subsequent periods:
Remeasurements of the net defined benefit liability, net of taxes		(7)		81		(429)		348		(7)

Net other comprehensive income (loss) not being reclassified to profit or loss in subsequent periods:		(7)		81		(429)		348		(7)

Total comprehensive income (loss), net of tax		(1,345)		(9,194)		(1,698)		10,760		(1,477)

Consolidated comprehensive income (loss) for the year, net of tax	Ps.	4,741	Ps.	(358)	Ps.	3,634	Ps.	(3,138)	Ps.	4,879

Attributable to:
Equity holders of the parent	Ps.	4,741	Ps.	(358)	Ps.	3,497	Ps.	(3,138)	Ps.	4,742
Non-controlling interest		—		—		137		—		137

Consolidated comprehensive income (loss) for the year, net of tax	Ps.	4,741	Ps.	(358)	Ps.	3,634	Ps.	(3,138)	Ps.	4,879

	Parent		Combined Wholly-owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Unaudited Condensed Consolidated Statements of Cash Flows for the six-months periods ended June 30, 2020
Cash flows from operating activities:
Income before income tax	Ps.	3,744	Ps.	8,149	Ps.	5,295	Ps.	(10,694)	Ps.	6,494
Non-cash items		(3,963)		1,130		2,327		10,694		10,188
Changes in working capital		104		4,758		(3,492)		88		1,458

Net cash flows (used in)/from financing activities		(115)		14,037		4,130		88		18,140

Investing activities:
Interest received		1,816		1,090		1,719		(4,069)		556
Acquisition of long-lived assets, net		—		(1,241)		(2,014)		—		(3,255)
Acquisition of intangible assets and other investing activities		(2,398)		(168)		1,928		—		(638)
Investments in financial assets, net		—		(227)		14,425		(14,455)		(257)
Dividends received		9,837		11,438		16		(21,275)		16

Net cash flows used in investing activities		9,255		10,892		16,074		(39,799)		(3,578)

Financing activities:
Proceeds from borrowings		38,819		—		2,276		—		41,095
Repayment of borrowings		(26,231)		—		(1,387)		—		(27,618)
Interest paid		(4,337)		(2,635)		(758)		4,069		(3,661)
Dividends paid		(5,105)		(4,997)		(16,278)		21,275		(5,105)
Interest paid on lease liabilities		—		(55)		(4)		—		(59)
Payments of leases		—		(61)		(128)		(88)		(277)
Other financing activities		(3,671)		(12,297)		701		14,455		(812)

Net cash flows (used in)/from financing activities		(525)		(20,045)		(15,578)		39,711		3,563

Net (decrease) increase in cash and cash equivalents		8,615		4,884		4,626		—		18,125
Initial balance of cash and cash equivalents		9,849		4,464		6,178		—		20,491
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies		2,863		(3)		(3)		—		2,857

Ending balance of cash and cash equivalents	Ps.	21,327	Ps.	9,345	Ps.	10,801	Ps.	—	Ps.	41,473

	Parent		Combined Wholly- owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Unaudited Condensed Consolidated Statements of Cash Flows for the six-months periods ended June 30, 2019
Cash flows from operating activities:
Income before income tax	Ps.	5,663	Ps.	10,187	Ps.	6,923	Ps.	(13,898)	Ps.	8,875
Non-cash items		(7,392)		(4,829)		7,128		13,898		8,805
Changes in working capital		(35)		1,585		(3,394)		88		(1,756)

Net cash flows (used in)/from financing activities		(1,764)		6,943		10,657		88		15,924

Investing activities:
Interest received		1,421		1,160		2,776		(4,806)		551
Acquisition of long-lived assets, net		—		(1,401)		(1,912)		—		(3,313)
Acquisition of intangible assets and other investing activities		(1,014)		(28)		397		—		(645)
Investments in financial assets, net		(42)		(172)		3,267		(3,255)		(202)
Dividends received		8,756		779		—		(9,535)		—

Net cash flows used in investing activities		9,121		338		4,528		(17,596)		(3,609)

Financing activities:
Proceeds from borrowings		—		—		213		—		213
Repayment of borrowings		(4,665)		—		(355)		—		(5,020)
Interest paid		(2,002)		(19)		(5,105)		4,806		(2,320)
Dividends paid		(3,718)		(5,966)		(3,573)		9,535		(3,722)
Interest paid on lease liabilities		—		(68)		(4)		—		(72)
Payments of leases		—		(55)		(83)		(88)		(226)
Other financing activities		(2,816)		1,454		(2,670)		3,255		(777)

Net cash flows (used in)/from financing activities		(13,201)		(4,654)		(11,577)		17,508		(11,924)

Net (decrease) increase in cash and cash equivalents		(5,844)		2,627		3,608		—		391
Initial balance of cash and cash equivalents		16,529		1,026		6,172		—		23,727
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies		(322)		(13)		(298)		—		(633)

Ending balance of cash and cash equivalents	Ps.	10,363	Ps.	3,640	Ps.	9,482	Ps.	—	Ps.	23,485